Interest and Finance Costs	6 Months Ended
Jun. 30, 2023
Interest and Finance Costs
Interest and Finance Costs
9.

Interest and Finance Costs
The amounts in the accompanying consolidated statements of income are analyzed as follows:
For the six months ended June 30,
2023 2022
Interest expense, debt $ 18,929 $ 9,410
Finance liabilities interest expense 3,420 580
Amortization of debt and finance liabilities issuance costs 1,293 1,104
Loan and other expenses 203 115
Interest expense and finance costs $ 23,845 $ 11,209